Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Sales and other income	$ 2,737	$ 3,361
Product sales	2,705	3,325
Interest, dividends and other	32	36
Cost and expenses	4,625	2,227
Production costs	1,625	1,543
Exploration costs	154	163
Related party transactions	(10)	(9)
General and administrative	130	140
Royalties	67	93
Market development costs	3	4
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Interest expense	125	90
Accretion expense	21	16
Employment severance costs	12	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	301	(25)
Non-hedge derivative (gain)/loss and movement on bonds	(342)	(180)
(Loss)/income before income tax and equity income in associates	(1,888)	1,134
Taxation benefit/(expense)	203	(439)
Equity income/(loss) in associates	(194)	19
Equity income in subsidiaries	0	0
Preferred stock dividends	0	0
Net income/(loss)	(1,879)	714
Less: Net loss/(income) attributable to noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Common stock [Member]
Income Statement [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,869)	699
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ (4.85)	$ 1.82
Ordinary shares - diluted (USD per share)	$ (5.36)	$ 1.36
Ordinary shares - basic (Shares)	385,631,208	384,238,379
Ordinary shares - diluted (Shares)	404,226,218	419,116,755
Dividend declared per ordinary share (cents)	$ 0.10	$ 0.38
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ (4)	$ 2
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ (2.42)	$ 0.91
Ordinary shares - diluted (USD per share)	$ (2.68)	$ 0.85
Ordinary shares - basic (Shares)	1,604,681	2,560,095
Ordinary shares - diluted (Shares)	1,604,681	2,560,095
Dividend declared per ordinary share (cents)	$ 0.05	$ 0.19